Note 7 - Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cost of revenue [text block]
[US$ thousands]	Year ended December 31,
Cost of revenue	2017	2018	2019
Payouts to publishers and monetization partners	1,303	1,227	2,096
Cost of prepaid airtime and handsets sold	-	9,096	29,836
Microlending service fee (1)	-	428	29,759
Cost of professional services (2)	2,181	6,693	11,754
Other expenses	485	2,565	546
Total	3,969	20,009	73,991